Segment reporting - Non-current assets excluding financial instruments and deferred taxes by geography (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Property and equipment	$ 889,000	$ 1,065,000
Right-of-use assets	1,047,000	1,846,000	$ 2,920,000
Intangible assets	650,000	4,418,000
Loan receivable non-current	318,000
Goodwill	1,836,000	1,836,000
Long-term deferred platform commission fees	54,554,000	67,110,000
Non-current assets	59,294,000	76,275,000
Cyprus
Disclosure of geographical areas [line items]
Property and equipment	710,000	891,000
Right-of-use assets	757,000	1,451,000
Intangible assets	629,000	4,394,000
Loan receivable non-current	318,000
Goodwill	1,836,000	1,836,000
Long-term deferred platform commission fees	54,554,000	67,110,000
Non-current assets	58,804,000	75,682,000
Armenia
Disclosure of geographical areas [line items]
Property and equipment	112,000	116,000
Right-of-use assets	290,000	395,000
Intangible assets	18,000	20,000
Non-current assets	420,000	531,000
Kazakhstan
Disclosure of geographical areas [line items]
Property and equipment	67,000	58,000
Intangible assets	3,000	4,000
Non-current assets	$ 70,000	$ 62,000